CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions		Total	Equity - Attributable to Owners of the parent	Share capital	Treasury shares	Retained earnings and other reserves	Cash flow hedge reserve	Remeasurement of the fair value of financial assets	Actuarial gains and losses on pension obligations plans	Effect of change in exchange rates	Cumulative share of OCI of equity method investees	Non-controlling interests
Equity, beginning balance at Dec. 31, 2022		€ 72,382	€ 71,999	€ 32	€ (923)	€ 66,783	€ (169)	€ 9	€ 3,404	€ 2,966	€ (103)	€ 383
Other comprehensive income		(2,941)	(2,938)				(665)	57	(187)	(1,924)	(219)	(3)
Net profit		18,625	18,596			18,596						29
TOTAL CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD		15,684	15,658			18,596	(665)	57	(187)	(1,924)	(219)	26
(Purchases) sales of treasury shares		(2,434)	(2,434)		(2,434)
Cancellation of treasury shares		1	1	1	(923)	923
Distributions		(4,208)	(4,208)			(4,208)						0
Share-based compensation		295	295			295
Other changes	[1]	402	384			383	1					18
Equity, ending balance at Dec. 31, 2023		82,120	81,693	31	(2,434)	80,926	(833)	66	3,217	1,042	(322)	427
Other comprehensive income		1,503	1,501				521	8	(88)	1,006	54	2
Net profit		5,520	5,473			5,473						47
TOTAL CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD		7,023	6,974			5,473	521	8	(88)	1,006	54	49
Capital increase		0	0	9		(9)
(Purchases) sales of treasury shares		(3,000)	(3,000)		(3,000)
Cancellation of treasury shares		0	0	(3)	5,149	(5,146)
Distributions		(4,661)	(4,651)			(4,651)						(10)
Share-based compensation		159	159			159
Other changes	[1]	474	517			564	(47)					(43)
Equity, ending balance at Dec. 31, 2024		82,115	81,692	37	(285)	77,316	(359)	74	3,129	2,048	(268)	423
Other comprehensive income		(4,095)	(4,082)				475	(10)	313	(4,537)	(323)	(13)
Net profit		(22,332)	(22,368)			(22,368)						36
TOTAL CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD		(26,427)	(26,450)			(22,368)	475	(10)	313	(4,537)	(323)	23
Distributions		(1,964)	(1,959)			(1,959)						(5)
Share-based compensation		133	133			133
Other changes	[1]	144	135			145	(10)					9
Equity, ending balance at Dec. 31, 2025		€ 54,001	€ 53,551	€ 37	€ (285)	€ 53,267	€ 106	€ 64	€ 3,442	€ (2,489)	€ (591)	€ 450

[1]	Includes:
•deferred hedging gains/(losses) transferred to inventory, net of tax of €(10) million (€(47) million at December 31, 2024 and €1 million at
December 31, 2023); and
•the effect of hyperinflation for entities whose functional currency is the Turkish Lira, beginning from January 1, 2022, and the Argentine
Peso, from July 1, 2018 of €196 million at December 31, 2025, €454 million at December 31, 2024 and €323 million at December 31,
2023.